Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Finnair OYJ(a)(b)	159,753	$102,475

Auto Components — 2.5%
Nokian Renkaat OYJ	17,019	632,492

Banks — 0.7%
Aktia Bank OYJ	12,090	167,278

Beverages — 0.1%
Anora Group OYJ	2,142	25,896

Building Products — 0.8%
Uponor OYJ	8,993	206,992

Chemicals — 1.0%
Kemira OYJ	16,929	251,162

Commercial Services & Supplies — 0.6%
Caverion OYJ	21,314	147,934

Communications Equipment — 13.9%
Nokia OYJ(a)	626,702	3,512,448

Construction & Engineering — 0.5%
YIT OYJ	27,704	138,244

Containers & Packaging — 2.2%
Huhtamaki OYJ	12,738	546,572

Diversified Telecommunication Services — 3.9%
Elisa OYJ	16,187	971,981

Electric Utilities — 4.6%
Fortum OYJ	40,752	1,171,706

Entertainment — 0.5%
Remedy Entertainment OYJ	571	25,547
Rovio Entertainment OYJ(c)	13,372	102,892
		128,439
Food & Staples Retailing — 3.6%
Kesko OYJ, Class B	29,130	914,601

Health Care Equipment & Supplies — 0.5%
Revenio Group OYJ	1,796	114,402

Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	45,897	101,874

Insurance — 10.8%
Sampo OYJ, Class A	55,565	2,726,427

IT Services — 1.5%
TietoEVRY OYJ	12,580	367,186

Leisure Products — 0.1%
Harvia OYJ	569	35,587

Machinery — 22.4%
Cargotec OYJ, Class B	5,782	270,167
Kone OYJ, Class B	38,407	2,523,135
Konecranes OYJ	8,475	329,184
Metso Outotec OYJ	77,918	785,250
Neles OYJ	14,742	219,955
Valmet OYJ	17,202	703,910
Security	Shares	Value

Machinery (continued)
Wartsila OYJ Abp	59,059	$818,156
		5,649,757
Media — 0.8%
Sanoma OYJ	13,110	198,223

Metals & Mining — 1.2%
Outokumpu OYJ(a)	51,771	301,849

Multiline Retail — 0.8%
Puuilo OYJ(a)	2,898	24,189
Tokmanni Group Corp.	8,225	172,941
		197,130
Oil, Gas & Consumable Fuels — 9.0%
Neste OYJ	47,878	2,264,482

Paper & Forest Products — 9.8%
Metsa Board OYJ, Class B	26,546	256,028
Stora Enso OYJ, Class R	62,819	1,063,478
UPM-Kymmene OYJ	32,021	1,161,110
		2,480,616
Pharmaceuticals — 2.3%
Orion OYJ, Class B	13,869	570,905

Professional Services — 0.1%
Talenom OYJ	1,768	25,304

Real Estate Management & Development — 1.5%
Citycon OYJ	15,625	121,478
Kojamo OYJ	11,272	259,251
		380,729
Software — 2.0%
Admicom OYJ	282	25,106
BasWare OYJ(a)	2,793	99,935
F-Secure OYJ	23,740	137,579
QT Group OYJ(a)	1,592	241,276
		503,896
Specialty Retail — 0.9%
Kamux Corp.(b)	2,047	26,140
Musti Group OYJ	5,739	194,546
		220,686
Textiles, Apparel & Luxury Goods — 0.2%
Marimekko OYJ	270	26,640
Spinnova OYJ	1,549	25,455
		52,095
Total Common Stocks — 99.6%
(Cost: $27,717,201)		25,109,368

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	33,794	33,808

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	25,000	$25,000
		58,808
Total Short-Term Investments — 0.2%
(Cost: $58,808)		58,808

Total Investments in Securities — 99.8%
(Cost: $27,776,009)		25,168,176

Other Assets, Less Liabilities — 0.2%		45,898

Net Assets — 100.0%		$25,214,074

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$143,228	$—	$(109,407	)(a)	$(13)	$—	$33,808	33,794	$564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	165,000	—	(140,000	)(a)	—	—	25,000	25,000	1		—
					$(13)	$—	$58,808		$565		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	12/17/21	$92	$656

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
November 30, 2021

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,227,504	$23,881,864	$—	$25,109,368
Money Market Funds	58,808	—	—	58,808
	$1,286,312	$23,881,864	$—	$25,168,176
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$656	$—	$656

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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